INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of analysis of Inventories

	2025	2024

Trade goods	8,993,673	8,004,631
Less: Provision for impairment	(264,405)	(149,181)

	8,729,268	7,855,450

Schedule of movements in provision for impairment of trade goods

	2025	2024

1 January	149,181	172,232
Net charge for the period	115,224	(23,051)

31 December	264,405	149,181